ENTITY WIDE DISCLOSURES (Schedule of Summary of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geography:
Total	$ 103,270	$ 84,981	$ 64,540
Americas United States [Member]
Geography:
Total	55,991	47,860	34,718
Americas Other [Member]
Geography:
Total	857	407	302
Americas [Member]
Geography:
Total	56,848	48,267	35,020
Israel [Member]
Geography:
Total	1,654	1,161	757
EMEA (excluding Germany and Israel) [Member]
Geography:
Total	27,102	23,181	18,380
Germany [Member]
Geography:
Total	12,147	8,253	6,962
APAC [Member]
Geography:
Total	$ 5,519	$ 4,119	$ 3,421